Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000246109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246109 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000246109 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%	[1]
C000246109 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
C000246109 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[1]
C000246109 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000246109 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246109 [Member] | U S Government Agency Mortgage Backed Securities Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000246109 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)	[2]
C000246109 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	53.40%	[1]
C000246109 [Member] | Short Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	(0.50%)	[1]
C000246109 [Member] | U S Government Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000246109 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000246109 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000246109 [Member] | Foreign Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246109 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246109 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000246109 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000246109 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000246109 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246109 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246109 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000246109 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248162 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000248162 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	94.60%	[3]
C000248162 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000248162 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[4]
C000248162 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000248162 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248162 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.00%
C000248162 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248350 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248350 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[5]
C000248350 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	15.90%	[5]
C000248350 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%	[5]
C000248350 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%	[5]
C000248350 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000248350 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%	[5]
C000248350 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000248350 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	15.40%	[5]
C000248350 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)	[6]
C000248350 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[5]
C000248350 [Member] | U S Government Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000248350 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248350 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000248350 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000248350 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.70%

[1]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[2]	Includes variation margin on futures contracts.
[3]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[4]	Includes variation margin on futures contracts.
[5]	The ratings are by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, DBRS, Inc., Kroll Bond Rating Agency, Inc. or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. U.S. Agency, U.S. Agency mortgage-backed, and U.S. Treasury securities appear under “Government & Agency.” Credit ratings are subject to change.
[6]	Includes variation margin on futures contracts.